Cover	Jul. 17, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 17, 2025
Entity File Number	333-272825
Registrant Name	Alixo-Yolloo Corporation
Entity Central Index Key	0001977837
Entity Tax Identification Number	37-1922983
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Business Center Sunkar, Building 47B
Entity Address, City or Town	Aktau
Entity Address, Country	KZ
Entity Address, Postal Zip Code	130002
area code	252
Local Phone Number	34-66-180
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
extended transition period	false